LONG-TERM DEBT	12 Months Ended
Dec. 31, 2013
Long Term Debt [Abstract]
LONG-TERM DEBT
NOTE 25: LONG-TERM DEBT
Long-term debt (original maturities of more than one year) at December 31, comprised:

	2012
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	82	1,113	75	1,270
Variable Rate	43	280	-	323
Subordinated Debt:
Fixed Rate	1	26	-	27
Variable Rate	27	41	-	68
Other
Fixed Rate	24	100	21	145
Variable Rate	11	221	51	283
Total	188	1,781	147	2,116

	2013
	Under	1–5 years	After	Total
	1 year		5 years
	(EUR in millions)
By remaining maturity
Senior Debt:
Fixed Rate	56	1,409	175	1,640
Variable Rate	44	294	-	338
Subordinated Debt:
Fixed Rate	2	24	-	26
Variable Rate	15	7	8	30
Other
Fixed Rate	93	168	41	302
Variable Rate	62	130	54	246
Total	272	2,032	278	2,582

Certain debt instruments were issued by 100% owned “finance subsidiaries” of the Bank, NBG Funding Ltd (unconsolidated) and NBG Finance Plc (consolidated), NBG Finance (Sterling) Plc (consolidated) and NBG Finance (Dollar) Plc (consolidated) (the “finance subsidiaries”). The Bank has fully and unconditionally guaranteed all securities issued by these companies. There are no restrictions on the ability of these “finance subsidiaries” to transfer funds to the Bank in the form of cash dividends, loans and advances.

The Group does not consolidate NBG Funding Ltd as the Group is not deemed to be the primary beneficiary of the entity. The Group does not have the obligation to absorb losses or the right to receive benefits as the only assets of NBG Funding Ltd are loans to and deposits with NBG.

The proceeds of the instruments issued by NBG Funding Ltd were lent to NBG Finance Plc, NBG Finance (Sterling) Plc and NBG Finance (Dollar) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each of the instruments referred to above but with a 31 year maturity.

(a)       Long-Term Senior debt

Long-term debt Senior Notes and the related rates and maturity dates at December 31, comprise:

2012
(EUR in millions)
Fixed, with a weighted average rate of 3.75%, maturing up until 2024 and denominated in EUR	660
Fixed, with a weighted average rate of 5.44%, maturing up until 2017 and denominated in USD	587
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	23
Total	1,270
Variable, with a weighted average rate of 1.62%, maturing up until 2016 and denominated in EUR	323
Total	323

2013
(EUR in millions)
Fixed, with a weighted average rate of 3.65%, maturing up until 2024 and denominated in EUR	985
Fixed, with a weighted average rate of 5.36%, maturing up until 2017 and denominated in USD	597
Fixed, with a weighted average rate of 5.0%, maturing up until 2018 and denominated in BGN	23
Fixed, with a weighted average rate of 7.8%, maturing on April 2014 and denominated in TL	35
Total	1,640
Variable, with a weighted average rate of 1.79%, maturing up until 2017 and denominated in EUR	338
Total	338

Long-Term Senior fixed rate debt
The financial conditions of the major long-term senior fixed rate debt as of December 31, 2013, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Covered bonds
NBG	Fixed rate covered bonds- Third Series	October 7, 2009	October 2016	EUR	846(1)	-	Fixed coupon rate of 3.875%	Annually
Fixed rate notes
Finansbank	Senior Unsecured Notes	May 11, 2011	May 2016	USD	500	17	Fixed interest rate of 5.5%	Semi-annually
Finansbank	Eurobond Fixed Rate Notes	November 1, 2012	November 2017	USD	350	8	Fixed interest rate of 5.15%	Semi-annually
Finansbank	Fixed Rate Bonds(3)	April 19, 2013	April 2014	TL	124	21	Fixed interest rate of 7.8%	Annually
NBG	Fixed Rate Notes	December 20, 2012	December 2024	EUR	55(2)	-	Fixed interest rate of 2.535%	Quarterly
NBG	Fixed Rate Notes	August 5, 2013	August 2023	EUR	50(2)	-	Fixed interest rate of 2.519%	Quarterly
NBG	Fixed Rate Notes	December 23, 2013	December 2023	EUR	70(2)	-	Fixed interest rate of 2.684%	Semi-annually
(1)	Includes fixed rate covered bonds issued by the Bank under the EUR 10 billion covered bonds program, which are described in Note 13 and the Group has elected the fair value option. During 2013, net losses of EUR 210 million (2012: nil) resulting from changes in the fair value of these notes were recorded in Net trading gain / (loss). Fair value losses of EUR 236 million were attributable to changes in instrument specific credit risk (2012: gain of EUR 3 million). Interest expense is not recognized separately from fair value changes. The carrying amount and amortized cost of these securities as at December 31, 2013 were EUR 810 million and EUR 850 million respectively (2012: EUR 600 million and EUR 849 million)).
(2)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.
(3)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.

Long-term senior fixed rate debt redeemed in 2013 are as follows:
Issuer	Type	Issue date	Redemption date	Currency	Nominal amount in million
Corporate bonds
Finansbank (via a special purpose entity)	Fixed Rate Notes	March 24, 2006	March 2013	USD	110
Fixed rate loans
Finansbank	Fixed Rate Bonds	September 14, 2012	March 2013	TL(1)	400
Finansbank	Fixed Rate Bonds	September 21, 2012	March 2013	TL(1)	500
Finansbank	Fixed Rate Bonds	November 15, 2012	May 2013	TL(1)	750
Finansbank	Fixed Rate Bonds	December 14, 2012	June 2013	TL(1)	650
Finansbank	Fixed Rate Bonds	December 27, 2012	April 2013	TL(1)	600
Finansbank	Fixed Rate Bonds	March 20, 2013	September 2013	TL(1)	400
Finansbank	Fixed Rate Bonds	April 4, 2013	September 2013	TL(1)	476
Finansbank	Fixed Rate Bonds	June 26, 2013	December 2013	TL(1)	525
Finansbank	Fixed Rate Bonds	July 11, 2013	December 2013	TL(1)	125
Finansbank	Fixed Rate Bonds	July 18, 2013	October 2013	TL(1)	105
Finansbank	Fixed Rate Bonds	July 25, 2013	November 2013	TL(1)	266
Finansbank	Fixed Rate Bonds	August 29, 2013	November 2013	TL(1)	578
(1)	On January 20, 2011, Finansbank obtained the required permissions from legal authorities regarding the issuing of bank bonds with maturity of up to 1 year in the domestic market valued up to TL 1 billion.

Long-Term Senior variable rate debt
The financial conditions of the major long-term senior variable rate debt as of December 31, 2013, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Interest rate	Interest payment
Variable rate corporate bonds
Probank Leasing S.A.	Floating rate bond	August 10, 2010	January 2014	EUR	10	EURIBOR plus 5.5%.	Quarterly
NBG Pangaea Reic	Floating rate bond	December 2, 2011	December 2017	EUR	46	EURIBOR plus 5.25%.	Quarterly
Variable rate notes
NBG	Variable Rate Notes	September 1, 2009	September 2016	EUR	250(1)	Three-month Euribor plus 0.576%	Quarterly
Finansbank	Floating Rate Notes Series 2012-C	December 20, 2012	November 2024	EUR	50	EURIBOR plus 3.6%.	Quarterly
Finansbank	Floating Rate Notes - Series 2012-B	December 20, 2012	November 2017	USD	75	LIBOR plus 3.4%	Quarterly
(1)	Loan agreement with European Investment Bank and the main purpose of this facility is the financing of small and medium-sized enterprises.

(b) Long-Term Subordinated debt
Long-term Subordinated debt Senior Notes and the related rates and maturity dates at December 31, comprise:
2012
(EUR in millions)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	19
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	8
Total	27
Variable, with a weighted average rate of 1.98%, redeemable on or after July 2013 and denominated in EUR	26
Variable, with a weighted average rate of 1.91%, redeemable on or after Nov. 2014 and denominated in EUR	14
Variable, with a weighted average rate of 4.59%, redeemable on or after Feb. 2015 and denominated in EUR	16
Variable, with a weighted average rate of 1.89%, redeemable on or after Nov. 2014 and denominated in USD	12
Total	68

2013
(EUR in millions)
Fixed, 7.00% up to August 3, 2015, redeemable on or after Aug. 2015 and denominated in EUR	19
Fixed, 6.29% up to November 8, 2016, redeemable on or after Nov. 2016 and denominated in GBP	7
Total	26
Variable, with a weighted average rate of 3.0%, redeemable on or after July 2034 and denominated in EUR	8
Variable, with a weighted average rate of 2.1%, redeemable on or after Nov. 2014 and denominated in EUR	7
Variable, with a weighted average rate of 5.26%, redeemable on or after Feb. 2015 and denominated in EUR	10
Variable, with a weighted average rate of 2.83%, redeemable on or after Nov. 2014 and denominated in USD	5
Total	30

The financial conditions of the long-term subordinated fixed and variable rate debt as of December 31, 2013, are as follows:
Issuer	Type	Issue date	Maturity date	Currency	Nominal amount in million	Own held by the Group (nominal amount in million)	Interest rate	Interest payment
Subordinated fixed rate notes
NBG Funding Ltd(1)	Guaranteed Fixed/Floating Rate Subordinated Callable Notes due 2037-Series E	November 8, 2006	November 2037	GBP	375	-	6.2889% fixed per annum until November 8, 2016 and thereafter floating of three month Libor plus 2.08%	Annually up to November 8, 2016
NBG Finance Plc	Fixed Rate Notes- Lower Tier II	August 3, 2010	August 2020 (Early redemption 2015)	EUR	18	-	7.0% for the first five years and 9.5% thereafter.	Annually
Subordinated variable rate notes
NBG Funding Ltd(1)	Guaranteed Floating Rate Subordinated Callable Notes due 2034-Series A	July 11, 2003	July 2034	EUR	350	-	Three-month Euribor plus 175 bps until July 11, 2013 and three-month Euribor plus 275 bps thereafter	Quarterly
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series B	November 3, 2004	November 2035	EUR	350	-	The 10-year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series C	November 3, 2004	November 2035	USD	180	-	The 10 year EUR CMS mid swap rate plus 12.5 bps reset every six months and capped at 8.5%	Semi annually
NBG Funding Ltd(1)	Guaranteed CMS-Linked Subordinated Callable Notes due 2035-Series D	February 16, 2005	February 2036	EUR	230	-	The difference of the 10-year EUR CMS mid swap rate minus the two-year mid swap rate multiplied by four subject to a minimum rate of 3.25% and capped at 10%	Annually
(1)	The proceeds of the instruments issued by NBG Funding Ltd have been lent to NBG Finance Plc, NBG Finance (Dollar) Plc and NBG Finance (Sterling) Plc through Eurobond issues and ultimately lent to the Bank under loan agreements with the same terms as each one of the instruments referred to above but with a 31-year maturity.
On January 3, 2012, the Bank announced a voluntary tender offer (the “Offer”) for the acquisition of any and all of the five series of the preferred securities issued by the Bank’s subsidiary, NBG Funding Ltd. Based upon the aggregate nominal amounts of the securities validly tendered for purchase pursuant to the Offer, the Bank accepted for purchase securities in EUR with nominal value of EUR 117 million, securities in USD with nominal value of USD 48 million and securities in GBP with nominal value of GBP 39 million. The settlement date for the purchase by the Bank of the above securities was the January 19, 2012 and the purchase was funded by existing liquidity reserves of the Bank.
Subsequent to the Offer, the Bank proceeded in the purchase of an additional portion of the outstanding preferred securities of an aggregate nominal amount of EUR 4 million of series A, B and D and GBP 8 million of series E.
On May 23, 2013, the Bank announced the results of the Tender Offer for the buy back of up to the total amount of the five different series of preferred securities non-cumulative non-voting (hybrid instruments) issued by our subsidiary NBG Funding Limited and guaranteed on a subordinated basis by the Bank. Based on the total nominal values of the securities, which were offered in the Tender Offer, the Bank accepted for repurchase securities in EUR with nominal value of EUR 70 million, securities in USD with nominal value of USD 25 million and securities in GBP with nominal value of GBP 1 million.
Subsequently, and as at December 31,2013 the Bank acquired preferred securities outstanding of an aggregate nominal amount of EUR 2 million of series A, B and D.

(c)       Long-Term Other debt

“Other” primarily includes fixed rate borrowings of Finansbank and Finans Leasing amounting to EUR 287 million (of which EUR 135 million, EUR 36 million and EUR 116 million denominated in EUR, TL and USD respectively) and floating rate borrowings of the above mentioned companies, amounting to EUR 205 million (of which EUR 138 million, and EUR 67 million denominated in EUR and USD).